Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	81,413,000	[1],[2]
Outstanding, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 29.15	[1],[2]
Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 6 months	[1],[2]
Outstanding, Aggregate Intrinsic Value | $	$ 439	[1],[2]
Vested, Share Units	19,406,000	[1],[2]
Vested, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 22.93	[1],[2]
Vested, Weighted-Average Remaining Contractual Term (Years)	1 year 6 months	[1],[2]
Vested, Aggregate Intrinsic Value | $	$ 279	[1],[2]
Expected to vest, Share Units	58,362,000	[1],[2]
Expected to vest, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	$ 31.13	[1],[2]
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	4 years 2 months 12 days	[1],[2]
Expected to vest, Aggregate Intrinsic Value | $	$ 150	[1],[2]
Settled, Share Units	4,442,865
Settled, Weighted-Average Grant Price Per Share Per Unit (in dollars per share) | $ / shares	$ 18.95
Exercised during period, Share Units	237,246
Exercised during period, Weighted-Average Grant Price (in dollars per share) | $ / shares	$ 20.86
Profit Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	120,000	[1],[2]
Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 months 12 days	[1],[2]
Outstanding, Aggregate Intrinsic Value | $	$ 4	[1],[2]
Vested, Share Units	0	[1],[2]
Expected to vest, Share Units	0.00	[1],[2]
Converted awards	120,273

[1]	In 2016, 237,246 TSRUs with a weighted-average grant price of $20.86 per unit were converted into 120,273 PTUs.
[2]	In 2016, we settled 4,442,865 TSRUs with a weighted-average grant price of $18.95 per unit.